Redeemable Convertible Preferred Shares, Convertible Notes and Warrants	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Redeemable Convertible Preferred Shares, Convertible Notes and Warrants
12	REDEEMABLE CONVERTIBLE PREFERRED SHARES, CONVERTIBLE NOTES AND WARRANTS

Series A, Series B and Series C convertible preferred shares

Pursuant to the Series A convertible preferred shares purchase agreements dated May 15, 2005, the Parent issued 21,428,600 redeemable Series A convertible preferred shares to third party investors for US$1,200,000 (equivalent to RMB9,931,800) in aggregate or US$0.056 (equivalent to RMB0.4635) per share (“Series A Original Issuance Price”) (being retroactively adjusted to reflect the effect of the share split), net of issuance costs of RMB165,530.

Pursuant to the Series B convertible preferred shares purchase agreements dated June 9, 2006, the Parent issued 32,142,900 Series B convertible preferred shares (being retroactively adjusted to reflect the effect of the share split) to third party investors for US$9,000,000 (equivalent to RMB72,036,900) in aggregate or US$0.280 (equivalent to RMB2.2411) per share (being retroactively adjusted to reflect the effect of the share split), net of issuance costs of RMB888,157 (“Series B Financing”). In conjunction with the Series B convertible preferred shares purchase agreement, the third party investors of the Series B convertible preferred shares also received 2,083,300 warrants (being retroactively adjusted to reflect the effect of the share split) (“Series B Warrants”) to purchase Series B convertible preferred shares at an exercise price of US$0.336 per share (being retroactively adjusted to reflect the effect of the share split) (the price of US$0.280 and US$0.336 are collectively referred to “Series B Original Issuance Price”) on June 9, 2006.

On January 21, 2009, the Parent issued convertible promissory notes of US$4,000,000 (equivalent to RMB27,313,600) to all holders of Series B convertible preferred shares. The notes carry an annual coupon interest rate of 4%. All of the principal and interests of convertible promissory notes were due on January 20, 2011 (“Maturity Date”).

In the event that a subsequent preferred shares offering is not completed prior to the Maturity Date, the holders of the convertible promissory notes have the option to convert the notes into Series B-1 convertible preferred shares, which have the rights and privileges identical to those of Series B convertible preferred shares in all material aspects save that the conversion share price is determined based on a pre-money valuation of the Company of US$90,000,000.

In addition, prior to the Maturity Date, the convertible promissory notes holders have the right to exchange the notes into the convertible preferred shares issued in a subsequent preferred shares financing. The price used to determine the number of convertible preferred shares issued in exchange for the convertible promissory notes is equal to the purchase price paid by the investors in the newly issued convertible preferred shares times a discount of 20% or 30%, depending on when the subsequent preferred shares offering occurs. Consequently, the exchange feature permits the convertible promissory notes holder to receive a variable number of shares of an unspecified future series of preferred shares with an aggregate fair value that is based on a fixed monetary amount (the principal amount of the convertible promissory notes that is being exchanged). The Company accounted for this contingent prepayment feature (put option) as an embedded derivative. As of December 31, 2011 and 2012, there was no outstanding embedded derivative due to the exchange of the convertible promissory notes as a result of the completion of Series C Financing on June 8, 2010 as described below.

Pursuant to the Series C convertible preferred shares purchase agreements dated June 8, 2010 (“Series C Original Issue Date”), (i) the Company issued 22,660,321 Series C-1 convertible preferred shares to certain holders of Series B convertible preferred shares and a third party investor for US$20,000,000 (equivalent to RMB136,431,445) in aggregate or US$0.8826 (equivalent to RMB6.0207) per share (Series C-1 Original Issuance Price), net of issuance costs of RMB343,098. In connection with the issuance of the Series C-1 convertible preferred shares, the Company also issued to the third party investor 1,888,396 Series C Warrants to purchase Series C-3 convertible preferred shares at an exercise price of US$1.0591 per share (“Series C-3 Original Issuance Price”) on June 8, 2010. The Series C Warrants have a one year term.

On June 8, 2010, as a result of the completion of Series C Financing, the promissory notes holders elected to exchange all convertible notes of US$4,000,000 (equivalent to RMB27,313,600) into 6,474,587 Series C-2 convertible preferred shares at US$0.6178 per share (“Series C-2 Original Issuance Price”). (Series C-1, Series C-2 and Series C-3 convertible preferred shares are collectively referred to as “Series C convertible preferred shares”).

As described below, the Series B Warrants and Series C Warrants are liability classified. The proceeds received from the issuance of Series B and Series C Financing were first allocated to the Series B Warrants and Series C Warrants respectively based on their fair values with the residual amount allocated to the Series B and Series C-1 convertible preferred shares. The Company determined that there was no embedded beneficial conversion feature attributable to the Series A, Series B and Series C convertible preferred shares at the commitment date since the initial conversion price of the Series A, Series B and Series C convertible preferred shares were greater than the estimated fair values of the Company’s ordinary shares as of May 15, 2005, June 9, 2006 and June 8, 2010, respectively. The estimated fair values of the underlying ordinary shares on May 15, 2005, June 9, 2006 and June 8, 2010 were determined by management based on a retrospective valuation with the assistance of American Appraisal China Limited (“American Appraisal”), an independent valuation firm. The Company first determined its enterprise value by using an income approach which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares.

The significant terms of Series A, Series B and Series C convertible preferred shares are as follows:

(i) Conversion

The holders of Series A, Series B and Series C convertible preferred shares have the right to convert all or any portion of their holdings into ordinary shares at a rate of one-for-one at any time, subject to a contingent conversion price adjustment if there are additional ordinary shares issued or deemed to be issued, as defined in the Company’s Memorandum and Articles of Association, at a price lower than the Series A, Series B and Series C convertible preferred shares issuance price. In addition, each Series A, Series B and Series C convertible preferred shares will automatically be converted into ordinary shares upon the consummation of a Qualified Initial Public Offering (“Qualified IPO”), as defined in the Memorandum and Articles of Association.

The contingent conversion price adjustment may provide the holders of the Series A, Series B and Series C convertible preferred shares with a beneficial conversion feature. However, any such beneficial conversion feature relating to the conversion price adjustment, if any, will only be recognized when the contingency is resolved.

(ii) Voting

The holders of Series A, Series B and Series C convertible preferred shares have voting rights equivalent to the ordinary shareholders on an “if-converted” basis.

(iii) Dividends

The board of directors of the Company may approve the payment of dividends at their discretion to the holders of Series A, Series B and Series C convertible preferred shares. Any dividend declared and paid on ordinary shares shall be also declared and paid in respect of the Series A, Series B and Series C convertible preferred shares as if all such Series A, Series B and Series C convertible preferred shares has been converted to ordinary shares.

(iv) Liquidation preference

The liquidation preference of the holders of Series A, Series B and Series C convertible preferred shares is as follows: in the event of any Liquidation Event, as defined in the Memorandum and Articles of Association, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series C convertible preferred shares at 100% of the Series C-1, Series C-2 and Series C-3 Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares; (ii) second to the holders of Series A and Series B convertible preferred shares at 100% of the Series A Original Issue Price and Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series A and Series B convertible preferred shares, respectively; (iii) third to the holders of Series C convertible preferred shares a further amount equal to (a) 50% of the Series C-1, Series C-2 and Series C-3 Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs within two years after the Series C Original Issue Date, or (b) 100% of the Series C-1, Series C-2 and Series C-3 Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs on a date later than two years after the Series C Original Issue Date; (iv) forth to the holders of Series A and Series B convertible preferred shares a further amount equal to (a) 50% of the Series A and Series B Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs within two years after the Series C Original Issue Date, or (b) 100% of the Series A Original Issue Price and Series B Original Issue Price, plus declared but unpaid dividends on each share of Series A and B convertible preferred shares if the Liquidation Event occurs on a date later than two years after the Series C Original Issue Date. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of ordinary shares and Series A, Series B and Series C convertible preferred shares then outstanding, based on the number of ordinary shares then held by each shareholder on an “if-converted” basis.

(v) Redemption

In August 2013, the Memorandum and Articles of Association was amended whereby the earliest redemption date of September 30, 2013 was extended to September 30, 2014.

The holders of Series A, Series B and Series C convertible preferred shares will have the right to request for redemption all or a portion of the respective convertible preferred shares they hold at a price calculated as follows:

(i) if the aggregate Original Issuance Price amount (the “Investment Amount”) requested to be redeemed by each holder of Series A, Series B and Series C convertible preferred shares plus a return on the Investment Amount at a rate of 25% per annum (“Redemption Return”), is equal to or less than 80% of the cash held by the Company at the time of redemption (“Cash Balance”), accruing from the respective issue date until the redemption date, all preferred shares requested to be redeemed shall be redeemed at a price that is equal to the sum of the Investment Amount and the Redemption Return; (ii) if the sum of the Investment Amount and the Redemption Return is greater than 80% of the Cash Balance, all preferred shares requested to be redeemed shall be redeemed at a price that is equal to 80% of the Cash Balance.

If any convertible preferred shares are redeemed pursuant to (ii), the Company shall issue to such holder a promissory note that (i) has a principal amount that is equal to the difference between the sum of the Investment Amount and the Redemption Return of such holder and 80% of the Cash Balance; (ii) carries an annual interest of 8%; and (iii) matures 24 months after the redemption.

For all the periods presented, the Company concluded that it was probable that the Series A, Series B and Series C convertible preferred shares will become redeemable. The Company has elected to accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date using the interest method. The total accretion of Series A convertible preferred shares of RMB1,937,640, RMB1,893,750 and RMB1,649,151, Series B convertible preferred shares of RMB15,662,572, RMB15,307,795 and RMB13,330,623 and Series C convertible preferred shares of RMB37,620,505, RMB41,031,250 and RMB35,731,608 were recorded as a reduction to additional paid-in capital first and then charged against accumulated deficit in the absence of additional paid-in capital for the years ended December 31, 2011, 2012 and 2013, respectively.

All the Series A, Series B and Series C convertible preferred shares were automatically converted into Class B ordinary shares upon completion of the Company’s IPO in November 2013. As a result, 86,678,104 Class B ordinary shares were issued upon the conversion of Series A, Series B and Series C convertible preferred shares. Upon the conversion, the carrying amounts of the Series A, Series B and Series C convertible preferred shares were recorded in additional paid-in capital of RMB486,844,728 and Class B ordinary shares of RMB53,203.

Warrants

Series B Warrants have a one year term and are required to be exercised before the occurrence of a Qualified IPO, as defined in the Memorandum and Articles of Association.

As discussed above, in conjunction with the Series C convertible preferred shares purchase agreement, on January 8, 2010 the Parent issued 1,888,396 Series C Warrants to purchase Series C-3 convertible preferred shares at an exercise price of US$1.0591 per share to the third party investor.

The Series B Warrants and Series C Warrants permit the holders to acquire Series B and Series C-3 convertible preferred shares that may require redemption at a future date at the holders’ option, and therefore embody conditional obligations of the Company to repurchase the Company’s preferred shares. Therefore the warrants are classified separately as liabilities (with a corresponding reduction to the carrying amount of Series B and Series C-1 convertible preferred shares respectively) on the dates of issuance at their fair value in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, and remeasured to its fair value at each reporting period.

On June 6, 2007 the holders of Series B Warrants exercised all of their warrants to purchase an aggregate of 2,083,300 Series B convertible preferred shares of the Parent. The Company received an aggregate of US$699,989 (equivalent to RMB5,340,114) in cash and issued 2,083,300 Series B convertible preferred shares in June 2007.

On June 2, 2011 the holders of Series C Warrants exercised all of their warrants to purchase an aggregate of 1,888,396 Series C-3 convertible preferred shares of the Parent. The change in the fair value of the warrant liability of RMB2,356,037 for the year ended December 31, 2011 was recorded in the consolidated statements of comprehensive loss. The Parent received an aggregate of US$2,000,000 (equivalent to RMB12,977,201) in cash and issued 1,888,396 Series C-3 convertible preferred shares in June 2011.

The Company determined that there was no embedded beneficial conversion feature attributable to the Series B and Series C-3 convertible preferred shares, that are the underlying for the Series B warrants and Series C warrants. At the dates of exercise of the Series B and Series C warrants, the amount of the proceeds exceeded the fair value of the ordinary shares into which the Series B and Series C convertible preferred shares can be converted.